UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04060

Exact name of registrant as specified in charter:	Cash Accumulation Trust

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	09/30/2005

Date of reporting period:	12/31/2004

Item 1.	Schedule of Investments [INSERT REPORT]

Cash Accumulation Trust Liquid Assets Fund

Schedule of Investments as of December 31, 2004 (Unaudited)

Principal Amount (000)	Description	Value
Certificates of Deposit 7.7%
	Citibank N.A., New York
$7,928	2.145%, 2/4/05	$7,928,000
	Nordea Bank Finland PLC, 144A
5,000	2.39%, 3/7/05	5,000,000
	Toronto Dominion Bank
25,000	2.44%, 3/14/05	25,000,000
	Wells Fargo Bank N.A.
8,272	2.35%, 1/31/05	8,271,925

		46,199,925

Commercial Paper 59.2%
	Alliance & Leicester PLC, 144A
22,500	2.44%, 3/8/05(d)	22,399,763
	Allianz Finance Corp., 144A
5,000	2.37%, 2/3/05(d)	4,989,183
	Amsterdam Funding Corp., 144A
5,000	2.35%, 1/27/05	4,991,514
17,000	2.35%, 2/2/05(d)	16,964,640
6,000	2.39%, 2/11/05(d)	5,983,737
	Banco Santander Central Hispano
3,000	2.68%, 6/1/05(d)	2,966,654
	Bank of Ireland Governor & Co., 144A
21,222	2.29%, 2/11/05(d)	21,166,894
	Barton Capital Corp., 144A
12,000	2.26%, 2/9/05(d)	11,970,815
	CBA (Delaware) Finance, Inc.
6,500	2.23%, 2/7/05(d)	6,485,169
5,500	2.69%, 6/17/05(d)	5,432,388
	CXC, Inc., 144A
10,000	2.69%, 6/15/05(d)	9,878,542
	Depfa Bank PLC, 144A
7,174	2.36%, 2/8/05(d)	7,156,204
	Dexia Delaware LLC
5,050	2.44%, 3/2/05(d)	5,029,548
	Edison Asset Securization LLC, 144A
4,600	2.43%, 3/3/05(d)	4,581,137
	General Electric Capital Corp.
11,000	2.34%, 2/9/05(d)	10,972,234
	HBOS Treasury Services PLC
8,125	2.26%, 2/8/05(d)	8,105,703
	HSBC Finance Corp.
20,000	2.36%, 2/2/05(d)	19,958,222
	Irish Life & Permanent Trust PLC, 144A
4,000	2.68%, 6/2/05(d)	3,955,244
	Long Lane Master Trust IV, 144A
4,031	2.36%, 2/7/05(d)	4,021,264
18,688	2.45%, 3/8/05(d)	18,604,402
	New Center Asset Trust
5,000	2.38%, 1/26/05(d)	4,991,944

See Notes to Schedule of Investments

Cash Accumulation Trust Liquid Assets Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value
4,000	2.41%, 2/8/05(d)	3,989,867
	Nordeutsche Landesbank, 144A
5,500	2.29%, 2/1/05(d)	5,489,202
16,000	2.36%, 2/3/05(d)	15,965,533
5,000	2.41%, 2/15/05(d)	4,985,000
	Preferred Receivables Funding Corp., 144A
11,188	2.36%, 2/1/05(d)	11,165,360
	Sheffield Receivables Corp., 144A
25,000	2.36%, 1/28/05(d)	24,955,938
	Shell Finance BV (Netherlands)
18,000	2.27%, 1/19/05(d)	17,979,660
	Three Pillars Funding Corp., 144A
28,000	2.37%, 1/20/05(d)	27,965,124
	Triple A One Funding Corp., 144A
10,954	2.36%, 1/21/05(d)	10,939,666
	Westpac Trust Securities Ltd.
3,800	2.25%, 2/4/05(d)	3,791,961
	Windmill Funding Corp., 144A
6,300	2.35%, 2/2/05(d)	6,286,896
20,000	2.36%, 2/3/05(d)	19,956,917

		354,076,325

Other Corporate Obligations 24.1%
	American Express Credit Corp., MTN
3,000	2.381%, 1/5/06(a)	3,000,000
	Caterpillar Financial Services Corp., MTN
11,080	2.43%, 1/31/05(a)	11,082,634
14,000	2.27%, 2/3/05(a)	13,998,908
	Citigroup Global Markets, MTN
13,000	2.16%, 7/25/05(a)	13,002,997
	General Electric Capital Corp.
6,000	2.46%, 1/19/06(a)	6,000,000
	144A
6,000	2.51%, 1/17/06(a)	6,000,000
	Goldman Sachs Group Inc., 144A, MTN
17,000	2.64%, 1/13/06(a)	17,000,000
	Irish Life & Permanent Trust PLC, 144A
5,000	2.413%, 12/22/05(a)	4,999,325
	McDonald’s, MTN
5,000	4.15%, 2/15/05	5,010,432
	Merrill Lynch & Co., Inc., MTN
4,000	2.708%, 1/14/05(a)	4,000,483
5,000	2.37%, 1/18/05(a)	5,000,776
10,000	2.54%, 1/9/06(a)	10,000,000
	Metropolitan Life Insurance, (cost $4,000,000; purchased 9/30/04)
4,000	2.36%, 10/3/05(a)(c)	4,000,000
	Morgan Stanley, MTN
9,000	2.522%, 8/15/05(a)	9,000,000

See Notes to Schedule of Investments

Cash Accumulation Trust Liquid Assets Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value
	National City Bank
23,000	2.35%, 10/3/05(a)	$22,994,407
	Royal Bank of Canada, MTN
4,000	2.38%, 1/9/06(a)	4,000,000
	U.S. Bank, N.A., MTN
5,000	2.438%, 3/7/05(d)	5,001,811

		144,091,773

U.S. Government Agency 3.0%
	Federal Home Loan Bank
9,000	1.45%, 3/11/05	9,000,000
	Federal National Mortgage Association, MTN
9,000	1.40%, 3/29/05	9,000,000

		18,000,000

Repurchase Agreement 13.3%
	Bank of America Securities LLC,	50,000,000
50,000	2.28%, dated 12/31/04, due 01/03/05 in the amount of $50,009,500 (cost $50,000,000; the value of the collateral including accrued interest was $51,000,000)(e)
	Greenwich Capital Markets,
29,765	2.29%, dated 12/31/04, due 01/03/05 in the amount of $29,770,680, (cost $29,765,000; the value of the collateral including accrued interest was $30,360,517)(e)	29,765,000

		79,765,000

	Total Investments 107.3% (amortized cost $ 642,133,023)(b)	642,133,023
	Liabilities in excess of other assets (7.3%)	(43,925,884)

	Net Assets 100%	$598,207,139

144A - Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(b)	Federal income tax basis is the same as for financial reporting purposes.

(c)	Private placement, restricted as to resale and does not have a readily available market, the aggregate cost of such securities is $4,000,000. The aggregate value of $4,000,000 is approximately 0.67% of net assets.

(d)	Rate quoted represents yield-to-maturity as of purchase date.

(e)	Repurchase agreements are collateralized by United States or federal agency obligations.

MTN – Medium Term Note.

See Notes to Schedule of Investments

Cash Accumulation Trust National Money Market Fund

Schedule of Investments as of December 31, 2004 (Unaudited)

Principal Amount (000)	Description	Value
Certificates of Deposit 14.3%
	Barclays Bank PLC
$4,000	2.55%, 3/30/05(a)	$3,998,757
	Citibank N.A., New York
11,211	2.145%, 2/4/05	11,211,000
	HSH Nordbank AG
7,000	2.215%, 1/3/05(a)	6,999,771
	Nordea Bank Finland PLC
4,000	2.39%, 3/7/05	4,000,000
	Toronto Dominion Bank
15,853	2.44%, 3/14/05	15,853,000
	Wells Fargo Bank N. A.
5,728	2.35%, 1/31/05	5,727,948

		47,790,476

Commercial Paper 53.6%
	Alliance & Leicester PLC, 144A
8,500	2.44%, 3/8/05(d)	8,462,132
	Amsterdam Funding Corp., 144A
16,000	2.35%, 2/2/05(d)	15,966,720
	Bank of Ireland Governor & Co., 144A
8,978	2.29%, 2/11/05(d)	8,954,687
	CBA (Delaware) Finance, Inc.
11,000	2.69%, 6/17/05(d)	10,864,776
	Ciesco LLC, 144A
4,500	2.38%, 2/9/05(d)	4,488,446
	Depfa Bank PLC, 144A
5,042	2.36%, 2/8/05(d)	5,029,493
	Edison Asset Securitization LLC, 144A
4,000	2.43%, 3/3/05(d)	3,983,598
	Falcon Asset Securitization, 144A
1,144	2.39%, 2/3/05(d)	1,141,504
	General Electric Capital Corp.
9,000	2.34%, 2/9/05(d)	8,976,635
	HSBC Finance Corp.
15,000	2.36%, 2/2/05(d)	14,968,667
	ING US Funding LLC
3,805	2.23%, 2/1/05(d)	3,797,726
	Irish Life & Permanent Trust PLC, 144A
5,000	2.45%, 3/14/05(d)	4,975,600
5,000	2.68%, 6/2/05(d)	4,944,056
	Long Lane Master Trust IV, 144A
6,900	2.45%, 3/8/05(d)	6,869,134
	Market Street Funding Corp., 144A
6,000	2.39%, 1/25/05(d)	5,990,600
10,629	2.36%, 1/31/05(d)	10,608,185
	Nordeutsche Landesbank, 144A
4,900	2.42%, 2/18/05(d)	4,884,255
	Preferred Receivables Funding Corp., 144A

Cash Accumulation Trust National Money Market Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value
$5,000	2.36%, 2/1/05(d)	$4,989,882
	Sheffield Receivables Corp., 144A
5,000	2.36%, 1/28/05	4,991,188
	Stadshypotek Delaware, 144A
3,700	2.35%, 2/4/05(d)	3,691,823
	Three Pillars Funding Corp., 144A
16,000	2.37%, 1/20/05(d)	15,980,071
	Triple A One Funding Corp., 144A
7,318	2.36%, 1/18/05(d)	7,309,810
3,000	2.36%, 1/21/05(d)	2,996,083
	Windmill Funding Corp., 144A
5,000	2.24%, 2/2/05(d)	4,989,600
9,000	2.35%, 2/2/05(d)	8,982,160

		178,836,831

Other Corporate Obligations 23.7%
	Caterpillar Financial Services Corp., MTN
11,000	2.27%, 2/3/05(a)	10,999,143
5,650	2.52%, 11/14/05(a)	5,652,328
	Citigroup Global Markets, MTN
4,200	2.16%, 7/25/05(a)	4,200,968
	General Electric Capital Corp.
8,000	2.46%, 1/9/06(a)	8,011,736
	Goldman Sachs Group Inc., 144A, MTN
12,000	2.64%, 1/13/06(a)	12,000,000
	Merrill Lynch & Co., Inc., MTN
2,000	2.87%, 6/13/05(a)	2,003,610
8,000	2.54%, 1/9/06(a)	8,000,000
	Morgan Stanley, MTN
8,000	2.522%, 8/15/05(a)	8,000,000
	National City Bank
16,000	2.35%, 10/3/05(a)	15,996,109
	U.S. Bank, N.A., MTN
4,000	2.4375%, 12/5/05(a)	4,001,449

		78,865,343

U.S. Government Agency 6.0%
	Federal Home Loan Bank
9,000	1.45%, 3/11/05	9,000,000
11,000	1.35%, 4/15/05	11,000,000

		20,000,000

Repurchase Agreement 3.2%
	Greenwich Capital Markets,
10,521	2.29%, dated 12/31/04, due 1/3/05 in the amount of $10,523,008 (cost $ 10,521,000; the value of the collateral including accrued interest was $10,733,338)(c)	$10,521,000

Cash Accumulation Trust National Money Market Fund

Schedule of Investments as of December 31, 2004 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value
	Total Investments 100.8% (amortized cost $ 336,013,650)(b)	$336,013,650
	Liabilities in excess of other assets (0.8%)	(2,515,844)

	Net Assets 100%	$333,497,806

144A - Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted, or the date on which the security can be redeemed at par.

(b)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

(c)	Repurchase agreements are collateralized by United States Treasury or federal agency obligations.

(d)	Rate quoted represents yield-to-maturity as of purchase date.

MTN – Medium Term Note.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cash Accumulation Trust

By (Signature and Title)*	/s/ JONATHAN D. SHAIN
Jonathan D. Shain Secretary of the Fund

Date    February 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice President and Principal Executive Officer

Date    February 23, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer

Date    February 23, 2005

*	Print the name and title of each signing officer under his or her signature.